Organization and Principal Activities (Details) - Schedule of consolidated financial statements reflect the activities	12 Months Ended
Dec. 31, 2020
Golden Bull USA [Member]
Organization and Principal Activities (Details) - Schedule of consolidated financial statements reflect the activities [Line Items]
Name	Golden Bull USA
Background	A United States company Incorporated on June 3, 2019 Engaged in car rental business
Ownership	100.00%
BIT DIGITAL HONG KONG LIMITED [Member]
Organization and Principal Activities (Details) - Schedule of consolidated financial statements reflect the activities [Line Items]
Name	BIT DIGITAL HONG KONG LIMITED
Background	A Hong Kong company Acquired on April 8, 2020 Engaged in bitcoin mining business
Ownership	100.00%
BIT DIGITAL USA, INC. [Member]
Organization and Principal Activities (Details) - Schedule of consolidated financial statements reflect the activities [Line Items]
Name	BIT DIGITAL USA, INC.
Background	A United States company Incorporated on September 1, 2020 Engaged in bitcoin mining business
Ownership	100.00%
BIT DIGITAL CANADA INC. [Member]
Organization and Principal Activities (Details) - Schedule of consolidated financial statements reflect the activities [Line Items]
Name	BIT DIGITAL CANADA INC.
Background	A Canadian company Incorporated on February 23, 2020 Engaged in bitcoin mining business
Ownership	100.00%